Balances and Transactions With Related Parties and Key Officers (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Disclosure of transactions between related parties [line items]
Payables	$ 0	$ 177
Directors [Member]
Disclosure of transactions between related parties [line items]
Payables	$ 83	$ 130